Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Balances and Transactions
Amounts due to related parties	¥ 11,492	$ 1,574	¥ 10,607
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Related Party Balances and Transactions
Amounts due to related parties	¥ 8,852		¥ 9,036